Other Operating Expenses (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Other Operating Expense [Abstract]
Summary of Other Operating Expenses
	For the year ended March 31
Particulars	2018	2019	2020
Payment gateway and other charges	50,597	56,589	59,241
Outsourcing expenses	26,158	24,335	32,899
Travelling and conveyance	3,105	3,586	4,271
Communication	5,288	5,339	6,525
Repairs and maintenance	5,300	5,303	5,905
Rent	7,701	6,581	—
Legal and professional*	7,894	7,975	9,670
Website hosting charges	6,771	11,228	20,165
Provision for litigations	—	—	30,800
Net loss on disposal of property, plant and equipment	70	—	19
Intangible assets written off	356	—	—
Miscellaneous expenses	7,326	12,359	15,906
Total	120,566	133,295	185,401

Notes: *	Includes USD 144 towards cost related to share based payment for the year ended March 31, 2020

(March 31, 2019: USD 288 and March 31, 2018: 144).